Schedule of Investments (unaudited) September 30, 2022	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 18.6%
AbbVie, Inc.	115,203	$15,461,395
Affinivax, Inc., (Acquired 08/18/22, Cost: $0)(a)(b)	6,331	84,645
Alkermes PLC(c)	22,001	491,282
Alnylam Pharmaceuticals, Inc.(c)	15,553	3,113,089
Ambrx Biopharma, Inc., ADR(c)	43,409	46,882
Amgen, Inc.(d)	67,126	15,130,200
Arcutis Biotherapeutics, Inc.(c)	42,854	818,940
Argenx SE, ADR(c)	7,321	2,584,679
Biogen, Inc.(c)	20,607	5,502,069
BioMarin Pharmaceutical, Inc.(c)	30,495	2,585,061
Blueprint Medicines Corp.(c)	14,055	926,084
Cerevel Therapeutics Holdings, Inc.(c)	16,785	474,344
Decibel Therapeutics, Inc.(c)	46,884	162,219
Design Therapeutics, Inc.(c)	13,967	233,528
Enanta Pharmaceuticals, Inc.(c)	3,150	163,391
Exact Sciences Corp.(c)	15,501	503,628
Genmab A/S(c)	2,498	803,615
Genmab A/S, ADR(c)	16,911	543,350
Gilead Sciences, Inc.	157,239	9,700,074
Horizon Therapeutics PLC(c)	22,617	1,399,766
Imago Biosciences, Inc.(c)	47,824	719,751
Immuneering Corp., Class A(c)(e)	14,456	207,010
Immunocore Holdings PLC, ADR(c)	9,668	453,816
Incyte Corp.(c)	26,918	1,793,816
Ionis Pharmaceuticals, Inc.(c)	18,640	824,447
Karuna Therapeutics, Inc.(c)	3,635	817,621
Legend Biotech Corp., ADR(c)	14,146	577,157
Moderna, Inc.(c)	29,223	3,455,620
Monte Rosa Therapeutics, Inc.(c)	28,575	233,458
MoonLake Immunotherapeutics(c)(e)	11,715	93,251
Neurocrine Biosciences, Inc.(c)	23,254	2,469,807
PMV Pharmaceuticals, Inc.(c)	17,490	208,131
Point Biopharma Global, Inc.(c)(e)	27,000	208,710
Prothena Corp. PLC(c)	8,734	529,542
PTC Therapeutics, Inc.(c)	8,450	424,190
Regeneron Pharmaceuticals, Inc.(c)	10,697	7,368,842
Revolution Medicines, Inc.(c)	18,874	372,195
Rhythm Pharmaceuticals, Inc.(c)	48,130	1,179,185
Sage Therapeutics, Inc.(c)	21,680	848,989
Sarepta Therapeutics, Inc.(c)	18,688	2,065,772
Seagen, Inc.(c)	20,872	2,855,916
Sigilon Therapeutics, Inc.(c)	19,555	9,875
Tenaya Therapeutics, Inc.(c)	25,502	73,956
TScan Therapeutics, Inc.(c)	29,940	91,317
Ultragenyx Pharmaceutical, Inc.(c)	6,140	254,257
Vertex Pharmaceuticals, Inc.(c)	41,974	12,153,152

		101,018,024

Diversified Financial Services(c) — 0.3%
Health Assurance Acquisition Corp., Class A	90,235	900,545
Health Sciences Acquisitions Corp. 2	13,696	135,659
MedTech Acquisition Corp., Class A	42,753	424,537

		1,460,741

Health Care Equipment & Supplies — 17.7%
Abbott Laboratories(d)	194,667	18,835,979
ABIOMED, Inc.(c)	14,359	3,527,432
Alcon, Inc.(c)	53,199	3,095,118
Align Technology, Inc.(c)	3,960	820,156
Bausch & Lomb Corp.(c)(e)	75,830	1,163,232

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Baxter International, Inc.	71,467	$3,849,213
Boston Scientific Corp.(c)	382,767	14,824,566
Cooper Cos., Inc.(c)	5,056	1,334,278
DexCom, Inc.(c)	52,400	4,220,296
Edwards Lifesciences Corp.(c)	42,331	3,497,811
Glaukos Corp.(c)	4,880	259,811
Insulet Corp.(c)	8,685	1,992,339
Intuitive Surgical, Inc.(c)	33,429	6,265,932
iRhythm Technologies, Inc.(c)	2,280	285,638
Medtronic PLC	124,589	10,060,562
Nevro Corp.(c)	41,187	1,919,314
Novocure Ltd.(c)	10,555	801,969
Omnicell, Inc.(c)	6,425	559,168
Penumbra, Inc.(c)	10,510	1,992,696
ResMed, Inc.	20,674	4,513,134
Stryker Corp.	52,497	10,632,742
Zimmer Biomet Holdings, Inc.	14,617	1,528,207

		95,979,593

Health Care Providers & Services — 22.9%
Agiliti, Inc.(c)	75,106	1,074,767
Amedisys, Inc.(c)	22,677	2,194,907
AmerisourceBergen Corp.	53,668	7,262,890
Centene Corp.(c)	70,991	5,523,810
Cigna Corp.	48,254	13,389,037
CVS Health Corp.	36,785	3,508,185
Elevance Health, Inc.(d)	35,882	16,299,040
Encompass Health Corp.	43,989	1,989,622
Guardant Health, Inc.(c)	11,675	628,465
HCA Healthcare, Inc.	8,085	1,485,942
Henry Schein, Inc.(c)	8,245	542,274
LHC Group, Inc.(c)	20,224	3,309,860
McKesson Corp.	23,385	7,947,860
Quest Diagnostics, Inc.	45,124	5,536,264
UnitedHealth Group, Inc.(d)	105,815	53,440,808

		124,133,731

Life Sciences Tools & Services — 11.2%
10X Genomics, Inc., Class A(c)	10,520	299,610
Agilent Technologies, Inc.	62,230	7,564,057
Avantor, Inc.(c)	78,897	1,546,381
Danaher Corp.	72,555	18,740,231
Icon PLC(c)	8,210	1,508,834
IQVIA Holdings, Inc.(c)	24,543	4,445,719
IsoPlexis Corp.(c)(e)	30,336	52,178
Nautilus Biotechnology, Inc.(c)	16,560	35,107
QIAGEN NV(c)	25,121	1,036,995
Rapid Micro Biosystems, Inc., Class A(c)(e)	20,561	66,412
Thermo Fisher Scientific, Inc.(f)	43,313	21,967,920
Waters Corp.(c)	10,760	2,900,143
West Pharmaceutical Services, Inc.(c)	2,815	692,715

		60,856,302

Pharmaceuticals — 23.4%
AstraZeneca PLC	74,426	8,181,607
AstraZeneca PLC, ADR	24,607	1,349,448
Bristol-Myers Squibb Co.	67,526	4,800,423
Catalent, Inc.(c)	15,275	1,105,299
Daiichi Sankyo Co. Ltd.	104,800	2,929,249
Eli Lilly & Co.	87,986	28,450,273
Hansoh Pharmaceutical Group Co. Ltd.(g)	882,438	1,393,038
Johnson & Johnson(d)(f)	171,201	27,967,395
Merck & Co., Inc.(d)	217,194	18,704,747

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Pfizer, Inc.(d)	367,931	$16,100,661
Roche Holding AG(c)	8,551	2,783,629
Sanofi(c)	24,587	1,872,213
Zoetis, Inc.(c)	74,312	11,019,727

		126,657,709

Total Common Stocks — 94.1% (Cost: $387,313,715)		510,106,100

	Benefical Interest (000)

Other Interests

Pharmaceuticals — 0.0%
Afferent Pharmaceuticals, Inc.(a)(b)(h)	$190	148,325

Total Other Interests — 0.0% (Cost: $ — )		148,325

	Shares

Preferred Securities

Preferred Stocks — 0.8%(a)(b)

Biotechnology — 0.2%
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $265,002)	44,167	176,668
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $224,200)	190,000	233,700
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $590,800)	21,100	531,720
Neurogene, Inc., Series B, (Acquired 12/14/20, Cost: $260,568)	106,790	260,568

		1,202,656

Health Care Equipment & Supplies — 0.3%
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $595,999)	101,741	389,668
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $1,070,001)	367,395	1,039,728
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $515,758)	4,243,029	312,678
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $286,998)	92,580	186,086

		1,928,160

Pharmaceuticals — 0.1%
Insitro, Inc., Series C, (Acquired 03/10/21, Cost: $560,000)	30,616	420,051

Software — 0.2%
Carbon Health Technologies, Inc., (Acquired 07/09/21, Cost: $907,000)	907	907,209

		4,458,076

Total Preferred Securities — 0.8% (Cost: $5,276,326)		4,458,076

Warrants

Diversified Financial Services — 0.0%
Health Assurance Acquisition Corp., (Issued 01/04/21, Exercisable 01/04/22, 1 Share for 1 Warrant, Expires 11/12/25, Strike Price USD 11.50)(c)	12,859	386

Security	Shares	Value

Health Care Providers & Services — 0.0%
CareMax, Inc., (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 07/16/25, Strike Price USD 11.50)(c)	4,201	$6,889

Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)(c)	4,050	648

Total Warrants — 0.0% (Cost: $53,161)		7,923

Total Long-Term Investments — 94.9% (Cost: $392,643,202)		514,720,424

Short-Term Securities

Money Market Funds — 5.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(i)(j)	26,612,384	26,612,384
SL Liquidity Series, LLC, Money Market Series, 3.29%(i)(j)(k)	694,019	694,019

Total Short-Term Securities — 5.0% (Cost: $27,306,403)		27,306,403

Total Investments Before Options Written — 99.9% (Cost: $419,949,605)		542,026,827

Options Written — (0.5)% (Premiums Received: $(5,052,637))		(3,181,457)

Total Investments, Net of Options Written — 99.4% (Cost: $414,896,968)		538,845,370

Other Assets Less Liabilities — 0.6%		3,349,741

Net Assets — 100.0%		$542,195,111

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $4,691,046, representing 0.9% of its net assets as of period end, and an original cost of $5,276,326.

(c)	Non-income producing security.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	All or a portion of this security is on loan.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Health Sciences Trust (BME)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$27,581,316	$—		$(968,932	)(a)	$—	$—	$26,612,384	26,612,384	$180,873		$—
SL Liquidity Series, LLC, Money Market Series	211,489	482,609	(a)	—		(86)	7	694,019	694,019	16,095	(b)	—

						$(86)	$7	$27,306,403		$196,968		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Genmab A/S, ADR	64	10/03/22	USD	36.50	USD	206	$(3)
Arcutis Biotherapeutics, Inc.	55	10/04/22	USD	27.61	USD	105	—
AmerisourceBergen Corp.	2	10/07/22	USD	150.00	USD	27	(150)
Amgen, Inc.	66	10/07/22	USD	245.00	USD	1,488	(5,610)
Baxter International, Inc.	40	10/07/22	USD	59.00	USD	215	(800)
Biogen, Inc.	75	10/07/22	USD	230.00	USD	2,003	(290,250)
Boston Scientific Corp.	418	10/07/22	USD	42.00	USD	1,619	(4,180)
CVS Health Corp.	38	10/07/22	USD	102.00	USD	362	(266)
Elevance Health, Inc.	19	10/07/22	USD	495.00	USD	863	(1,425)
Eli Lilly & Co.	209	10/07/22	USD	320.00	USD	6,758	(179,740)
Gilead Sciences, Inc.	182	10/07/22	USD	64.00	USD	1,123	(3,367)
Intuitive Surgical, Inc.	18	10/07/22	USD	220.00	USD	337	(270)
Johnson & Johnson	155	10/07/22	USD	165.00	USD	2,532	(20,692)
McKesson Corp.	17	10/07/22	USD	365.00	USD	578	(1,615)
Medtronic PLC	65	10/07/22	USD	89.00	USD	525	(390)
Merck & Co., Inc.	260	10/07/22	USD	90.00	USD	2,239	(2,990)
Pfizer, Inc.	409	10/07/22	USD	48.00	USD	1,790	(1,023)
UnitedHealth Group, Inc.	65	10/07/22	USD	540.00	USD	3,283	(2,438)
Abbott Laboratories	255	10/14/22	USD	104.00	USD	2,467	(6,247)
Amgen, Inc.	59	10/14/22	USD	255.00	USD	1,330	(9,499)
AstraZeneca PLC, ADR	93	10/14/22	USD	61.00	USD	510	(744)
Baxter International, Inc.	96	10/14/22	USD	58.00	USD	517	(2,400)
Boston Scientific Corp.	409	10/14/22	USD	43.00	USD	1,584	(6,135)
Edwards Lifesciences Corp.	36	10/14/22	USD	100.00	USD	297	(1,620)
Gilead Sciences, Inc.	254	10/14/22	USD	65.00	USD	1,567	(6,477)
Intuitive Surgical, Inc.	31	10/14/22	USD	215.00	USD	581	(1,163)
Johnson & Johnson	338	10/14/22	USD	170.00	USD	5,522	(22,139)
Merck & Co., Inc.	207	10/14/22	USD	88.00	USD	1,783	(19,354)
Moderna, Inc.	53	10/14/22	USD	155.00	USD	627	(875)
Pfizer, Inc.	411	10/14/22	USD	48.00	USD	1,799	(2,672)
10X Genomics, Inc., Class A	16	10/21/22	USD	45.00	USD	46	(1,760)
Abbott Laboratories	170	10/21/22	USD	115.00	USD	1,645	(935)
AbbVie, Inc.	202	10/21/22	USD	150.00	USD	2,711	(3,737)
ABIOMED, Inc.	29	10/21/22	USD	280.00	USD	712	(3,697)
Agilent Technologies, Inc.	83	10/21/22	USD	140.00	USD	1,009	(2,075)
Alcon, Inc.	69	10/21/22	USD	70.00	USD	401	(1,725)

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Alkermes PLC	24	10/21/22	USD	27.00	USD	54	$(480)
Alkermes PLC	20	10/21/22	USD	26.00	USD	45	(150)
Alnylam Pharmaceuticals, Inc.	16	10/21/22	USD	234.00	USD	320	(1,470)
Alnylam Pharmaceuticals, Inc.	43	10/21/22	USD	210.00	USD	861	(25,155)
Amedisys, Inc.	26	10/21/22	USD	130.00	USD	252	(3,900)
Amedisys, Inc.	19	10/21/22	USD	135.00	USD	184	(9,120)
AmerisourceBergen Corp.	4	10/21/22	USD	145.00	USD	54	(230)
Arcutis Biotherapeutics, Inc.	53	10/21/22	USD	30.00	USD	101	(6,890)
Arcutis Biotherapeutics, Inc.	54	10/21/22	USD	25.00	USD	103	(2,160)
Argenx SE, ADR	17	10/21/22	USD	384.00	USD	600	(7,135)
Avantor, Inc.	230	10/21/22	USD	27.50	USD	451	(2,300)
Bausch & Lomb Corp.	144	10/21/22	USD	17.50	USD	221	(3,600)
BioMarin Pharmaceutical, Inc.	52	10/21/22	USD	97.00	USD	441	(1,450)
Blueprint Medicines Corp.	20	10/21/22	USD	80.00	USD	132	(1,650)
Catalent, Inc.	53	10/21/22	USD	100.00	USD	384	(2,915)
Cerevel Therapeutics Holdings, Inc.	32	10/21/22	USD	40.00	USD	90	(1,120)
Cigna Corp.	111	10/21/22	USD	290.00	USD	3,080	(31,357)
Design Therapeutics, Inc.	10	10/21/22	USD	25.00	USD	17	(275)
DexCom, Inc.	89	10/21/22	USD	96.05	USD	717	(2,682)
DexCom, Inc.	105	10/21/22	USD	90.00	USD	846	(11,287)
Edwards Lifesciences Corp.	89	10/21/22	USD	90.00	USD	735	(7,120)
Elevance Health, Inc.	33	10/21/22	USD	510.00	USD	1,499	(2,805)
Enanta Pharmaceuticals, Inc.	11	10/21/22	USD	70.00	USD	57	(2,805)
Encompass Health Corp.	83	10/21/22	USD	55.00	USD	375	(6,225)
Exact Sciences Corp.	58	10/21/22	USD	42.50	USD	188	(4,350)
Gilead Sciences, Inc.	123	10/21/22	USD	65.00	USD	759	(5,412)
Glaukos Corp.	10	10/21/22	USD	62.50	USD	53	(650)
Guardant Health, Inc.	22	10/21/22	USD	65.00	USD	118	(2,915)
Henry Schein, Inc.	53	10/21/22	USD	75.00	USD	349	(795)
Horizon Therapeutics PLC	50	10/21/22	USD	69.00	USD	309	(2,224)
Icon PLC	35	10/21/22	USD	240.00	USD	643	(16,800)
Immunocore Holdings PLC, ADR	37	10/21/22	USD	55.00	USD	174	(9,250)
Insulet Corp.	6	10/21/22	USD	290.00	USD	138	(300)
Ionis Pharmaceuticals, Inc.	28	10/21/22	USD	50.00	USD	124	(910)
IQVIA Holdings, Inc.	63	10/21/22	USD	250.00	USD	1,141	(945)
Karuna Therapeutics, Inc.	13	10/21/22	USD	260.00	USD	292	(3,413)
Legend Biotech Corp., ADR	26	10/21/22	USD	50.00	USD	106	(1,885)
McKesson Corp.	39	10/21/22	USD	360.00	USD	1,325	(10,432)
Medtronic PLC	65	10/21/22	USD	92.50	USD	525	(358)
Merck & Co., Inc.	207	10/21/22	USD	87.50	USD	1,783	(30,946)
Neurocrine Biosciences, Inc.	44	10/21/22	USD	110.00	USD	467	(11,000)
Nevro Corp.	61	10/21/22	USD	55.00	USD	284	(3,965)
Novocure Ltd.	20	10/21/22	USD	90.00	USD	152	(2,350)
Omnicell, Inc.	12	10/21/22	USD	112.85	USD	104	(1,901)
Penumbra, Inc.	20	10/21/22	USD	175.00	USD	379	(39,300)
Pfizer, Inc.	337	10/21/22	USD	50.00	USD	1,475	(1,854)
QIAGEN NV	78	10/21/22	USD	50.00	USD	322	(1,560)
Quest Diagnostics, Inc.	16	10/21/22	USD	135.00	USD	196	(760)
Regeneron Pharmaceuticals, Inc.	15	10/21/22	USD	650.00	USD	1,033	(78,675)
ResMed, Inc.	39	10/21/22	USD	240.00	USD	851	(6,337)
Revolution Medicines, Inc.	35	10/21/22	USD	25.00	USD	69	(1,050)
Rhythm Pharmaceuticals, Inc.	69	10/21/22	USD	35.00	USD	169	(1,208)
Sage Therapeutics, Inc.	20	10/21/22	USD	47.50	USD	78	(500)
Sarepta Therapeutics, Inc.	59	10/21/22	USD	125.00	USD	652	(8,260)
Seagen, Inc.	39	10/21/22	USD	175.00	USD	534	(3,120)
UnitedHealth Group, Inc.	2	10/21/22	USD	540.00	USD	101	(725)
Vertex Pharmaceuticals, Inc.	54	10/21/22	USD	300.00	USD	1,564	(30,240)
West Pharmaceutical Services, Inc.	5	10/21/22	USD	340.00	USD	123	(2,400)
Zimmer Biomet Holdings, Inc.	19	10/21/22	USD	120.00	USD	199	(428)
Zoetis, Inc.	116	10/21/22	USD	175.00	USD	1,720	(28,420)
Abbott Laboratories	59	10/28/22	USD	105.00	USD	571	(4,189)
AbbVie, Inc.	104	10/28/22	USD	145.00	USD	1,396	(11,856)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Align Technology, Inc.	15	10/28/22	USD	280.00	USD	311	$(2,738)
AmerisourceBergen Corp.	153	10/28/22	USD	142.00	USD	2,071	(28,305)
Amgen, Inc.	70	10/28/22	USD	245.00	USD	1,578	(6,090)
Baxter International, Inc.	58	10/28/22	USD	57.00	USD	312	(6,380)
Biogen, Inc.	74	10/28/22	USD	245.00	USD	1,976	(212,750)
Boston Scientific Corp.	500	10/28/22	USD	40.00	USD	1,937	(46,250)
Bristol-Myers Squibb Co.	241	10/28/22	USD	73.00	USD	1,713	(30,125)
Centene Corp.	87	10/28/22	USD	81.00	USD	677	(17,182)
Cigna Corp.	50	10/28/22	USD	290.00	USD	1,387	(20,000)
CVS Health Corp.	53	10/28/22	USD	102.00	USD	505	(3,286)
Danaher Corp.	137	10/28/22	USD	280.00	USD	3,539	(36,990)
Eli Lilly & Co.	125	10/28/22	USD	325.00	USD	4,042	(142,812)
Intuitive Surgical, Inc.	52	10/28/22	USD	235.00	USD	975	(4,680)
Medtronic PLC	125	10/28/22	USD	90.00	USD	1,009	(3,250)
Moderna, Inc.	58	10/28/22	USD	137.00	USD	686	(14,877)
Sarepta Therapeutics, Inc.	6	10/28/22	USD	120.00	USD	66	(2,250)
Vertex Pharmaceuticals, Inc.	55	10/28/22	USD	300.00	USD	1,592	(46,750)
Abbott Laboratories	128	11/04/22	USD	105.00	USD	1,239	(12,096)
AbbVie, Inc.	201	11/04/22	USD	145.00	USD	2,698	(28,140)
Amgen, Inc.	60	11/04/22	USD	240.00	USD	1,352	(13,680)
Bristol-Myers Squibb Co.	15	11/04/22	USD	75.00	USD	107	(1,253)
Centene Corp.	182	11/04/22	USD	84.00	USD	1,416	(27,300)
Cigna Corp.	11	11/04/22	USD	295.00	USD	305	(5,170)
CVS Health Corp.	48	11/04/22	USD	101.00	USD	458	(6,552)
Danaher Corp.	138	11/04/22	USD	280.00	USD	3,564	(59,340)
Elevance Health, Inc.	50	11/04/22	USD	490.00	USD	2,271	(30,750)
Gilead Sciences, Inc.	38	11/04/22	USD	67.00	USD	234	(1,900)
Intuitive Surgical, Inc.	26	11/04/22	USD	205.00	USD	487	(12,610)
McKesson Corp.	32	11/04/22	USD	365.00	USD	1,088	(15,200)
Medtronic PLC	218	11/04/22	USD	84.00	USD	1,760	(37,060)
Merck & Co., Inc.	151	11/04/22	USD	89.00	USD	1,300	(26,651)
Pfizer, Inc.	241	11/04/22	USD	47.00	USD	1,055	(13,978)
Stryker Corp.	100	11/04/22	USD	220.00	USD	2,025	(28,000)
Thermo Fisher Scientific, Inc.	164	11/04/22	USD	540.00	USD	8,318	(127,100)
UnitedHealth Group, Inc.	126	11/04/22	USD	545.00	USD	6,364	(83,160)
Vertex Pharmaceuticals, Inc.	25	11/04/22	USD	300.00	USD	724	(27,000)
Agilent Technologies, Inc.	43	11/09/22	USD	133.00	USD	523	(7,274)
Waters Corp.	40	11/09/22	USD	288.00	USD	1,078	(29,335)
AmerisourceBergen Corp.	44	11/11/22	USD	141.00	USD	595	(13,200)
Johnson & Johnson	157	11/11/22	USD	170.00	USD	2,565	(39,250)
Sarepta Therapeutics, Inc.	6	11/11/22	USD	125.00	USD	66	(2,490)
Stryker Corp.	100	11/11/22	USD	220.00	USD	2,025	(38,800)
UnitedHealth Group, Inc.	209	11/11/22	USD	540.00	USD	10,555	(198,132)
10X Genomics, Inc., Class A	16	11/18/22	USD	40.00	USD	46	(1,960)
Abbott Laboratories	128	11/18/22	USD	105.00	USD	1,239	(17,984)
ABIOMED, Inc.	25	11/18/22	USD	280.00	USD	614	(14,125)
Agilent Technologies, Inc.	110	11/18/22	USD	145.00	USD	1,337	(6,050)
Alcon, Inc.	28	11/18/22	USD	72.50	USD	163	(560)
Alkermes PLC	20	11/18/22	USD	27.00	USD	45	(550)
Amedisys, Inc.	41	11/18/22	USD	130.00	USD	397	(3,588)
Argenx SE, ADR	10	11/18/22	USD	410.00	USD	353	(7,050)
Avantor, Inc.	69	11/18/22	USD	30.00	USD	135	(1,035)
BioMarin Pharmaceutical, Inc.	63	11/18/22	USD	92.00	USD	534	(15,637)
Blueprint Medicines Corp.	26	11/18/22	USD	80.00	USD	171	(6,630)
Boston Scientific Corp.	127	11/18/22	USD	41.00	USD	492	(11,747)
Catalent, Inc.	5	11/18/22	USD	100.50	USD	36	(110)
Cerevel Therapeutics Holdings, Inc.	31	11/18/22	USD	35.00	USD	88	(4,262)
Cigna Corp.	11	11/18/22	USD	300.00	USD	305	(5,280)
Cooper Cos., Inc.	19	11/18/22	USD	320.00	USD	501	(6,460)
Design Therapeutics, Inc.	15	11/18/22	USD	25.00	USD	25	(6,150)
Edwards Lifesciences Corp.	35	11/18/22	USD	105.00	USD	289	(1,225)
Elevance Health, Inc.	34	11/18/22	USD	510.00	USD	1,544	(14,960)

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Encompass Health Corp.	84	11/18/22	USD	53.75	USD	380	$(14,415)
Guardant Health, Inc.	22	11/18/22	USD	70.00	USD	118	(9,460)
HCA Healthcare, Inc.	30	11/18/22	USD	230.00	USD	551	(3,600)
Horizon Therapeutics PLC	25	11/18/22	USD	75.00	USD	155	(2,313)
Insulet Corp.	13	11/18/22	USD	270.00	USD	298	(6,565)
IQVIA Holdings, Inc.	30	11/18/22	USD	230.00	USD	543	(3,150)
iRhythm Technologies, Inc.	8	11/18/22	USD	170.00	USD	100	(1,220)
Legend Biotech Corp., ADR	27	11/18/22	USD	50.00	USD	110	(4,927)
Neurocrine Biosciences, Inc.	44	11/18/22	USD	110.00	USD	467	(19,580)
Novocure Ltd.	20	11/18/22	USD	95.00	USD	152	(6,650)
Omnicell, Inc.	12	11/18/22	USD	110.00	USD	104	(1,200)
Penumbra, Inc.	19	11/18/22	USD	204.00	USD	360	(17,233)
QIAGEN NV	17	11/18/22	USD	50.00	USD	70	(978)
Quest Diagnostics, Inc.	155	11/18/22	USD	130.00	USD	1,902	(37,587)
Regeneron Pharmaceuticals, Inc.	11	11/18/22	USD	700.00	USD	758	(41,030)
Regeneron Pharmaceuticals, Inc.	14	11/18/22	USD	720.00	USD	964	(40,180)
ResMed, Inc.	39	11/18/22	USD	250.00	USD	851	(12,577)
Revolution Medicines, Inc.	36	11/18/22	USD	25.00	USD	71	(8,820)
Rhythm Pharmaceuticals, Inc.	67	11/18/22	USD	30.00	USD	164	(11,557)
Rhythm Pharmaceuticals, Inc.	32	11/18/22	USD	35.00	USD	78	(3,120)
Sage Therapeutics, Inc.	62	11/18/22	USD	47.50	USD	243	(5,115)
Seagen, Inc.	39	11/18/22	USD	155.00	USD	534	(21,255)
Ultragenyx Pharmaceutical, Inc.	23	11/18/22	USD	55.00	USD	95	(2,185)
Vertex Pharmaceuticals, Inc.	25	11/18/22	USD	300.00	USD	724	(27,250)
West Pharmaceutical Services, Inc.	5	11/18/22	USD	320.00	USD	123	(325)
Zimmer Biomet Holdings, Inc.	18	11/18/22	USD	125.00	USD	188	(1,350)
Zoetis, Inc.	166	11/18/22	USD	171.00	USD	2,462	(16,679)
Horizon Therapeutics PLC	10	11/28/22	USD	72.50	USD	62	(1,540)
Insulet Corp.	14	12/16/22	USD	260.00	USD	321	(14,490)

							$(3,046,277)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Genmab A/S	Morgan Stanley & Co. International PLC	900	10/06/22	DKK	2,830.88	DKK	2,215	$(20)
Hansoh Pharmaceutical Group Co. Ltd.	Morgan Stanley & Co. International PLC	66,000	10/06/22	HKD	17.14	HKD	820	—
Daiichi Sankyo Co. Ltd.	JPMorgan Chase Bank N.A.	7,000	10/12/22	JPY	3,781.05	JPY	28,294	(14,587)
Sanofi, ADR	JPMorgan Chase Bank N.A.	15,500	10/14/22	EUR	97.96	EUR	1,215	(18)
Roche Holding AG	Goldman Sachs International	1,100	10/18/22	CHF	332.63	CHF	356	(4,050)
Daiichi Sankyo Co. Ltd.	JPMorgan Chase Bank N.A.	10,400	10/19/22	JPY	4,504.50	JPY	42,037	(260)
AstraZeneca PLC	Goldman Sachs International	3,000	11/02/22	GBP	102.94	GBP	298	(5,929)
AstraZeneca PLC	Merrill Lynch International	21,900	11/02/22	GBP	108.13	GBP	2,178	(14,332)
Zimmer Biomet Holdings, Inc.	Barclays Bank PLC	1,800	11/02/22	USD	118.64	USD	188	(1,153)
Bausch & Lomb Corp.	Barclays Bank PLC	14,400	11/03/22	USD	17.68	USD	221	(4,372)
Alcon, Inc.	Citibank N.A.	6,900	11/04/22	USD	69.87	USD	401	(1,020)
Hansoh Pharmaceutical Group Co. Ltd.	UBS AG	158,000	11/04/22	HKD	14.13	HKD	1,962	(4,103)
Alkermes PLC	Citibank N.A.	1,900	11/09/22	USD	25.41	USD	42	(831)
Incyte Corp.	Barclays Bank PLC	10,200	11/11/22	USD	71.43	USD	680	(17,448)
AstraZeneca PLC	JPMorgan Chase Bank N.A.	3,600	11/15/22	GBP	102.92	GBP	358	(9,601)
Daiichi Sankyo Co. Ltd.	Morgan Stanley & Co. International PLC	22,500	11/17/22	JPY	4,090.86	JPY	90,945	(27,579)
Ionis Pharmaceuticals, Inc.	JPMorgan Chase Bank N.A.	2,900	11/17/22	USD	48.66	USD	128	(4,552)
Hansoh Pharmaceutical Group Co. Ltd.	UBS AG	110,000	11/22/22	HKD	13.67	HKD	1,366	(6,743)
Roche Holding AG	Merrill Lynch International	2,000	11/22/22	CHF	334.08	CHF	647	(17,221)
Alcon, Inc.	JPMorgan Chase Bank N.A.	3,600	11/29/22	USD	68.51	USD	209	(1,361)

								$(135,180)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$100,129,764	$803,615	$84,645	$101,018,024
Diversified Financial Services	1,460,741	—	—	1,460,741
Health Care Equipment & Supplies	95,979,593	—	—	95,979,593
Health Care Providers & Services	124,133,731	—	—	124,133,731
Life Sciences Tools & Services	60,856,302	—	—	60,856,302
Pharmaceuticals	109,497,973	17,159,736	—	126,657,709
Other Interests	—	—	148,325	148,325
Preferred Securities
Preferred Stocks	—	—	4,458,076	4,458,076
Warrants	7,923	—	—	7,923
Short-Term Securities
Money Market Funds	26,612,384	—	—	26,612,384

	$518,678,411	$17,963,351	$4,691,046	541,332,808

Investments Valued at NAV(a)				694,019

				$542,026,827

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(2,927,189)	$(254,268)	$—	$(3,181,457)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

7

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Health Sciences Trust (BME)

Currency Abbreviation

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

S C H E D U L E O F I N V E S T M E N T S	8